Document and Entity Information	Jun. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 06, 2025
Amendment Flag	false
Entity Registrant Name	VARAGON CAPITAL CORPORATION
Entity Central Index Key	0001784700
Entity Incorporation, State or Country Code	MD
Securities Act File Number	000-56450
Entity Tax Identification Number	30-1206578
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	151 West 42nd Street
Entity Address, Address Line Two	53rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	235-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false